UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$162,990

		$162,990

Education — 28.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,202,659
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	541,610
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,281,096
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	872,737
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	552,555
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	53,378
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	77,524
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	167,768
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	106,650
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	151,572
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	127,340
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	229,120
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	496,588
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	672,988
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	668,190
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	624,322
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	841,598
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	873,090
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	294,988
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	653,884

		$10,489,657

Escrowed/Prerefunded — 8.2%
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	$315	$347,974
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	243,030
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	480,758
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	1,000	1,128,510
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	832,447
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	16,969

		$3,049,688

General Obligations — 10.2%
Chester County, 5.00%, 7/15/27	$500	$567,185
Daniel Boone Area School District, 5.00%, 8/15/32	30	32,591
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,268,060
Philadelphia School District, 6.00%, 9/1/38	985	1,061,249
West York Area School District, 5.00%, 4/1/33	750	858,518

		$3,787,603

Security	Principal Amount (000’s omitted)	Value
Hospital — 25.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$564,495
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	822,585
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	860,805
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	519,420
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	827,970
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,526,922
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,229,302
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	561,020
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	283,305
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	752,902
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	298,177
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,247,728

		$9,494,631

Housing — 1.7%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$135	$136,810
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	184,062
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	295	296,513

		$617,385

Industrial Development Revenue — 10.8%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$759,720
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	226,082
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	809,257
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	284,728
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,432,296
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	507,035

		$4,019,118

Insured-Education — 8.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$539,980
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,170,780
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	408,544
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	953,269

		$3,072,573

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,084,730

		$1,084,730

Insured-Escrowed/Prerefunded — 5.2%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,931,640

		$1,931,640

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 6.8%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$509,832
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	27,115
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	853,042
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	851,265
Luzerne County, (AGM), 5.00%, 11/15/29	250	286,960

		$2,528,214

Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$323,115
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,541,304

		$1,864,419

Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$552,490
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,257,702

		$1,810,192

Insured-Special Tax Revenue — 2.4%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$692,887
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	190,499

		$883,386

Insured-Transportation — 9.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$551,849
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,009,301
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,844,514

		$3,405,664

Insured-Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$568,985

		$568,985

Senior Living/Life Care — 1.4%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$112,213
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	201,862
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	201,666

		$515,741

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$123,776

		$123,776

Transportation — 15.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$517,931
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	317,441
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	486,774
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,101,750
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	1,430	1,640,625
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	472,099
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,094,567

		$5,631,187

Utilities — 1.8%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$600	$673,470

		$673,470

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.3%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$763,103
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	851,407

		$1,614,510

Total Tax-Exempt Municipal Securities — 154.4% (identified cost $52,648,394)		$57,329,559

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$17	$7,295

Total Taxable Municipal Securities — 0.0%(4) (identified cost $16,897)		$7,295

Total Investments — 154.4% (identified cost $52,665,291)		$57,336,854

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.3)%		$(4,200,788)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.7)%		$(16,975,000)

Other Assets, Less Liabilities — 2.6%		$967,946

Net Assets Applicable to Common Shares — 100.0%		$37,129,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 29.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.8% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $759,720 or 2.0% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Jun-16	$(1,653,341)	$(1,645,313)	$8,028

						$8,028

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $8,028.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,835,303

Gross unrealized appreciation	$5,036,967
Gross unrealized depreciation	(285,416)

Net unrealized appreciation	$4,751,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$57,329,559	$—	$57,329,559
Taxable Municipal Securities	—	7,295	—	7,295
Total Investments	$—	$57,336,854	$—	$57,336,854
Futures Contracts	$8,028	$—	$—	$8,028
Total	$8,028	$57,336,854	$—	$57,344,882

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016